Going Concern (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Working capital deficit	$ 20,880,835		$ 20,480,183
Accumulated deficit	(40,432,000)		(39,752,433)	$ (35,554,994)
Proceeds from sale of common stock	$ 1,000		11,212	27,206
April 2019 [Member]
Proceeds from sale of common stock			$ 5,000,000
Stock issued during the period, shares			16,666,668
Maximum [Member]
Increase in credit availability			$ 5,000,000	$ 5,000,000
Maximum [Member] | April 2019 [Member]
Factoring line of credit			4,533,575
Minimum [Member] | April 2019 [Member]
Factoring line of credit			$ 2,100,000